Pension Plans and Other Postretirement Benefit Plans - Summary of Weighted-Average Asset Allocation of the Pension Plans (Parenthetical) (Details) - MSGE SPINCO, INC [Member]	Jun. 30, 2022
Fixed Income Securities [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation Percentage for pension plan asset	85.00%
Equity Securities [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation Percentage for pension plan asset	15.00%